Related party transactions and balances	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party transactions and balances

10 Related party transactions and balances

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2023 and 2024:

Name of related parties	Relationship with the Company
AE Computer Systems Pte Ltd	100% owned by the founder and Director, Goh Kian Hwa until September 30, 2022
Foodopa Technologies Pte Ltd	100% owned by Goh Kian Hwa’s son, Goh Song Han
K.H. Goh Holdings Pte Ltd	100% owned by the founders and Directors: Goh Kian Hwa (50%) and Lung Lay Hua (50%)
Vertical Software Asia Pte Ltd	100% owned by the founders and Directors: Goh Kian Hwa (50%) and Lung Lay Hua (50%)
Xenturion Technology Pte Ltd	90% owned by the founder and Director: Goh Kian Hwa
Goh Kian Hwa	Shareholder, Founder and Director
Lung Lay Hua	Shareholder, Founder and Director
Chew Kim Chwee	Shareholder, director of pre-sales of MSC Consulting

Due to related parties

The Company rented the office from K.H. Goh Holdings Pte Ltd, for S$138,210, S$138,210 and S$138,210 (US$101,164) for the years ended December 31, 2022, 2023 and 2024, respectively.

The Company paid director fees and director’s remuneration to Ms. Lung Lay Hua amounting to S$256,294, S$238,758 and S$241,600 (US$176,841) for the years ended December 31, 2022, 2023 and 2024, respectively. The interest free, unsecured, and due on demand balance due to Ms.Lung was S$196 and S$207 (US$152).

The Company paid director fees and director’s remuneration to Mr. Goh Kian Hwa amounting to S$256,294 and S$237,873 and S$241,600 (US$176,841) for the years ended December 31, 2022, 2023 and 2024, respectively.

10 Related party transactions and balances (continued)

The Company paid director fees and director’s remuneration to Mr. Chew Kim Chwee amounting to S$141,103, S$117,151 and S$120,000 (US$87,835) for the year ended December 31, 2022, 2023 and 2024, respectively.